Financial Instruments, Risk Management and Capital Management - Summary of Carrying Amounts of the Groups Foreign Currency Denominated Monetary Assets and Monetary Liabilities (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Assets And Liabilities [Line Items]
Assets	₽ 284,821	₽ 241,338
Liabilities	(301,468)	(210,730)
USD [Member]
Disclosure Of Net Assets And Liabilities [Line Items]
Assets	31,578	69,192
Liabilities	(54,233)	(50,595)
Net position	₽ (22,655)	₽ 18,597